CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical)	Dec. 31, 2020 shares
Class B common stock | ALTIMAR ACQUISITION CORP. II [Member]
Common stock shares subject to forfeiture	1,125,000